Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 9,031	$ 8,074	$ 1,213
Work in process	2,962	2,643	913
Finished goods	4,283	2,786	2,433
Consignment inventories			563
Total inventories	$ 16,276	$ 13,503	$ 5,122